24. LOANS, FINANCING AND DEBENTURES (Detail 1) - BRL (R$) R$ in Millions			12 Months Ended
		May 07, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Principal maturity		April 15, 2022 to April 15, 2025
Transaction costs			R$ (48)
Discount on the issuance of debentures			(22)
Interest paid in advance			(30)
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Signature date	[1]				Aug. 31, 2018
Principal maturity	[1]				2023
Annual financial cost, %	[1]				CDI + 1.50%
Amount	[1]				R$ 100
Debentures - 6th Issue - Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Signature date	[2]				Dec. 31, 2018
Principal maturity	[2]				2020
Annual financial cost, %	[2]				CDI + 1.75%
Amount	[2]				R$ 550
Transaction costs					(4)
Brazilian Currency [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs			(10)		(4)		R$ (11)	[3],[4]
Discount on the issuance of debentures			(23)	[5]	1,042
Total raised			R$ 4,477		R$ 2,990		R$ 4,812
Brazilian Currency [Member] | Debentures - 7th Issue - 1st Series [Member]
Disclosure of detailed information about borrowings [line items]
Signature date	[6]		Jul. 31, 2019
Principal maturity	[6]		2024
Annual financial cost, %	[6]		CDI + 0.454%
Amount	[6]		R$ 2,160
Brazilian Currency [Member] | Debentures - 7th Issue - 2nd Series [Member]
Disclosure of detailed information about borrowings [line items]
Signature date	[6]		Jul. 31, 2019
Principal maturity	[6]		2026
Annual financial cost, %	[6]		4.10% of IPCA
Amount	[6]		R$ 1,500
Brazilian Currency [Member] | Promissory Notes - 1st Issue [Member]
Disclosure of detailed information about borrowings [line items]
Signature date	[7]		Sep. 30, 2019
Principal maturity	[7]		2020
Annual financial cost, %	[7]		107.00% of CDI
Amount	[7]		R$ 850
Brazilian Currency [Member] | Promissory Notes - 9th Issue - Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Signature date	[8]				May 31, 2018
Principal maturity	[8]				2019
Annual financial cost, %	[8]				151% of CDI
Amount	[8]				R$ 400
Brazilian Currency [Member] | Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Signature date	[9]						Nov. 04, 2013
Principal maturity	[9]						2022
Annual financial cost, %	[9]						CDI + 0.74%
Amount	[3],[9]						R$ 34
Brazilian Currency [Member] | Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Signature date	[10]						Apr. 22, 2017
Principal maturity	[10]						2019
Annual financial cost, %	[10]						128.50% of CDI
Amount	[3],[10]						R$ 26
Brazilian Currency [Member] | Debentures - 5th Issue Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Signature date							Dec. 14, 2017
Principal maturity							2022
Annual financial cost, %							146.50% of CDI
Amount	[3]						R$ 1,575
Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs					(8)
Interest paid in advance	[11]				10
Total raised					R$ 1,948
Foreign Currency [Member] | Eurobonds [Member]
Disclosure of detailed information about borrowings [line items]
Signature date					Jul. 31, 2018	[12]	Dec. 05, 2017
Principal maturity					2024	[12]	2024
Annual financial cost, %					9.25%	[12]	9.25%
Amount					R$ 1,946	[12]	R$ 3,252	[3]
Transaction costs	[3]						(16)
Interest paid in advance	[3]						R$ (48)

[1]	In August 2018 Gasmig completed its 7th debenture issue, with maturity at 5 years, paying CDI 1.50%, with annual amortization from August 2019.
[2]	In December 2018 the 6th Debenture Issue was placed, with maturity at 18 months, annual remuneration of CDI +1.75%, and monthly amortization in 12 payments from July 3, 2019.
[3]	Includes taxes without cash effect, of R$ 10.
[4]	On December 14, 2017 CemigTelecom made its 5th issue of non-convertible debentures, with maturity 4.5 years, annual remuneration of 146.50% of the CDI, to be amortized in 36 monthly installments due as from July 2019. Payment for subscription of the Debentures of the 5th issue was made with debentures of the 4th issue - thus there was no cash effect.
[5]	Discount on the sale price of the 2nd series of the debentures issued by Cemig Distribuicao.
[6]	Cemig Distribuicao.
[7]	Gasmig.
[8]	In May 2018 Cemig D made its 9th Promissory Note issue, with maturity at 18 months, annual remuneration of 151% of the CDI rate, and single bullet amortization on October 24, 2019.
[9]	Subscription by BNDESPar of Gasmig's 4th debentures Issue, in June 2017, to support the plan for investment in expansion of the gas distribution network.
[10]	Cemig Telecom (merged into Company in 2018] completed its second issue of non-convertible debentures in May 2017 with real guarantees and additional surety, in a single series, to roll over debt and strengthen cash position.
[11]	Advance of funds to achieve the yield to maturity agreed in the Eurobonds contract.
[12]	In July 2018, Cemig GT completed financial settlement of an additional tranche to its initial Eurobond issue completed on December 5, 2017. The new tranche, of US$ 500, which brought the total of the issuance to R$ 1.946 billion, has half-yearly coupon of 9.25% p.a., with maturity of the principal in 2024.